Prepaid expenses and other assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other assets
4. Prepaid expenses and other assets
Receivables, prepayments and other assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Security deposits and other deposits 1	965,117	1,666,713
Deductible value-added taxes	20,292	105,002
Prepaid online marketing expenses	15,956	33,709
Advances	10,455	15,715
Others	38,189	78,299

	1,050,009	1,899,438

1
Security deposits and other deposits primarily includes security deposits and rental deposits. Security deposits were set aside as requested by certain institutional funding partners, held in deposit accounts with the institutional funding partners. As of December 31, 2020 and 2021, security deposits set aside by the Group amounted to RMB953,856 and RMB1,654,989, respectively.